SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05071 or 33-13247

SATURNA INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant’s Telephone Number- (360) 734-9900

Date of fiscal year end: November 30, 2006
Date of reporting period: May 31, 2006

Sextant

Mutual Funds

(Graphic Omitted)

(Graphic Omitted) Short-Term Bond

(Graphic Omitted) Bond Income

(Graphic Omitted) Growth

(Graphic Omitted) International

Semi-Annual Report

May 31, 2006

Table of Contents

Additional Performance Information	Page 2
Letter To Shareowners	Page 3
Sextant Short-Term Bond Fund	Page 4
Sextant Bond Income Fund	Page 8
Sextant Growth Fund	Page 13
Sextant International Fund	Page 19
Notes To Financial Statements	Page 25

Additional Performance Information
Average Annual Returns (as of 6/30/2006)	1-Year	5-Years	10-Years
Sextant Short-Term Bond Fund	0.87%	3.48%	4.64%
Sextant Bond Income Fund	-2.17%	5.24%	6.24%
Sextant Growth Fund	17.05%	7.40%	11.05%
Sextant International Fund	19.01%	10.08%	9.54%

Performance data quoted in this report represents past performance, is before any taxes payable by shareowners, and is no guarantee of future performance. Mutual fund performance changes over time and currently may be significantly higher or lower than stated. Recent performance and Morningstar rating data is published online at each month’s end. Please visit saturna.com or call Saturna Capital for current performance figures. Total returns are historical and include change in share value and reinvestment of dividends and capital gains, if any. Share price, yield and return will vary and you may have a gain or loss when you sell your shares. See individual Fund performance discussions for further information. Funds that invest in foreign securities may involve greater risk, including political and economic uncertainties of foreign countries as well as the risk of currency fluctuations.

2	May 31, 2006 Semi-Annual Report

Fellow Shareowners:

For the six months ended May 31, 2006, the four Sextant funds continued to reflect the markets where they invest. Sextant International Fund did the best, up 8.38% as its non-US stock portfolio grew in value as expected when the US dollar was declining. Sextant Growth Fund, up 1.17%, reflected a volatile US stock market that ended almost unchanged (the S&P 500 index total return was 1.74% for the six months). The two Sextant bond funds continued to suffer from the steady rise in short-term interest rates, with Sextant Short-Term Bond Fund returning 0.88% and Sextant Bond Income Fund returning -0.76%.

Looking forward, the Fed’s steady increase in short-term interest rates appears to be nearing conclusion, meaning bonds may finally shine. The US economy and business profits march constantly up, greatly boosting income tax receipts and reducing pressure on the federal deficit. The over-heated and leveraged housing sector is cooling, meaning investors will again be considering the security markets.

The no-load Sextant Funds are designed to address a broad spectrum of investment needs. All Sextant Funds stress low operating expenses and employ a “fulcrum” advisory fee structure that rewards or penalizes Saturna Capital for investment results. Contrary to popular wisdom, a higher fund advisory fee that results from superior investment performance under a fulcrum advisory fee structure and consequently a higher fund expense ratio is actually in the best interests of shareowners.

In early July, the Trustees directed that the shareowners be asked to approve a new distribution plan (under SEC Rule 12b-1) designed to help the Sextant funds grow in size. For the last 10 years, the funds have provided good investment results at relatively low expense, but this has failed to attract significant new assets. The historically low expenses have meant the funds cannot afford to be offered through intermediaries, such as brokerage firms, where almost 90% of mutual fund sales take place. While the 0.25% annual additional expense for the 12b-1 plan seems like a wrong choice, the Trustees believe it is necessary if the funds are to grow in size - which can dramatically reduce the expense ratio as fixed costs are spread over more investor assets. And regardless of the 12b-1 plan, the voluntary waiver of fees by the advisor effectively caps the expense ratio in Sextant Short-Term Bond and Sextant Bond Income at 0.75% and 0.90%, respectively.

For the twelve-month period ended May 31, 2006, comparative total returns and percentile Morningstar category rankings (1 is best)† are:

Sextant Fund	Total Return	vs. Morningstar*	Total Return	Rank (category size)
Short-Term Bond	1.19%	Short-term Bond	1.46%	62 (419)
Bond Income	-1.82%	Long-term Bond	-2.39%	61 (63)
Growth	17.63%	Mid-Cap Growth	15.42	31 (953)
International	21.59%	Foreign Large Blend	28.92%	95(638)

Further information on each Fund is found in its section of this report. Perhaps uniquely, equity portfolio brokerage commission expenses are entirely borne by the adviser. Consequently, the Sextant Funds can not use portfolio brokerage to pay any expenses of the Funds or the adviser. Another unusual feature of the Sextant funds: on average, over one-third of each Sextant Fund is owned by the trustees, officers, and their related accounts.

Our portfolio managers welcome your comments and suggestions. We invite you to invest your money with ours.

Nicholas Kaiser, President (Manager, Sextant Growth, Sextant International)	Phelps McIlvaine, Vice President (Manager, Sextant Short-Term Bond, Sextant Bond Income)

July 18, 2006

*The 12-month Rank shows how each Fund ranks in its Morningstar peer category for the year ended May 31, 2006. Morningstar, Inc. is an independent fund performance monitor. Rankings are determined monthly from total returns by Morningstar, by category as determined by Morningstar. The average total return for a category is determined by Saturna Capital, utilizing the Morningstar database. Results are shown for twelve months because the Sextant Funds’ performance fees are computed monthly.

May 31, 2006 Semi-Annual Report	3

(Graphic omitted) Sextant Short-Term Bond Fund

Investments

Rating*	Issuer	Coupon/Maturity	Face Amount	Market Value	Percentage

	Cosmetics & Toiletries
A	Avon Products	6.55% due 8/1/2007	$95,000	$95,881	3.9%

	Diversified Operations
A	First Data Corp	4.50% due 6/15/2010	100,000	95,461	3.8%

	Finance & Insurance
A	Alliance Capital Management	5.625% due 8/15/2006	65,000	64,742	2.6%
AAA	Federal Farm Credit Bank	4.62% due 2/7/2009	100,000	97,250	3.9%
AAA	Federal Home Loan Bank	4.60% due 5/18/2009	120,000	117,260	4.7%
AAA	Federal Home Loan Mortgage	4.125% due 11/6/2009	120,000	115,406	4.6%
AAA	Federal National Mortgage Assoc.	4.00% due 2/23/2007, 5.00% due 2/23/2010	120,000	117,074	4.7%
A+	International Finance AIG	5.75% due 10/15/2006	95,000	96,135	3.9%
		SUBTOTAL	620,000	607,867	24.4%

	Machinery
A	Caterpillar Inc.	7.25% due 9/15/2009	100,000	104,497	4.2%
A-	Rockwell Automation Int'l	6.15 due 1/15/2008	95,000	96,122	3.9%
		SUBTOTAL	195,000	200,619	8.1%

	Medical Drugs
A	Amgen	6.50% due 12/1/2007	90,000	90,679	3.6%

	Publishing
BBB-	Tribune Company	6.875% ue 11/1/2006	45,000	44,925	1.8%

	Retail-Discount & Variety
A-	TJ X Companies	7.45% due 12/15/2009	95,000	100,627	4.1%

	Telecommunications
A	Southwestern Bell Telephone	6.625% due 7/15/2007	95,000	95,579	3.8%
A-	Verizon Wireless Capital	5.375% due 12/15/2006	82,000	81,439	3.3%
		SUBTOTAL	177,000	177,018	7.1%

	U.S. Government
AAA	U.S. Treasury Note	3.25% due 8/15/2008	225,000	216,633	8.7%
AAA	U.S. Treasury Note	4.00% due 6/15/2009	425,000	412,715	16.6%
AAA	U.S. Treasury Note	4.00% due 4/15/2010	200,000	192,750	7.7%
		SUBTOTAL	850,000	822,098	33.0%

	Utilities
BBB	PSI Energy	7.85% due 10/15/2007	90,000	91,413	3.7%

	Total Investments	(Cost = $2,388,820)	$2,357,000	$2,326,588	93.5%
	Other Assets (net of liabilities)			162,229	6.5%
	Total Net Assets			$2,488,817	100.0%

*Ratings are the lesser of S&P or Moody's (unaudited)

4	May 31, 2006 Semi-Annual Report

Sextant Short-Term Bond Fund (Graphic omitted)

Financial Highlights	Period ended	Year ended November 30,
Selected data per share of capital stock outstanding throughout period:	May 31, 2006	2005	2004	2003	2002	2001
Net asset value at beginning of period	$4.85	$4.97	$5.09	$5.07	$5.10	$4.95
Income from investment operations

Net investment income
	0.07	0.17	0.19	0.23	0.27	0.26
Net gains or losses on securities (both realized and unrealized)
	(0.03)	(0.12)	(0.12)	0.02	(0.02)	0.14
Total from investment operations	0.04	0.05	0.07	0.25	0.25	0.40
Less ditributions

Dividends (from net investment income)
	(0.07)	(0.17)	(0.19)	(0.23)	(0.28)	(0.25)
Total distributions	(0.07)	(0.17)	(0.19)	(0.23)	(0.28)	(0.25)
Paid-in capital from early redemption penalties	*0.00	*0.00	-	-	-	-

Net asset value at end of period	$4.82	$4.85	$4.97	$5.09	$5.07	$5.10
Total Return	0.88%	0.94%	1.41%	5.00%	4.90%	8.37%

Ratios/supplemental data
Net assets ($000), end of period	$2,489	$2,557	$2,255	$2,259	$2,177	$2,189
Ratio of expenses to average net assets
Before fee waivers
	0.62%	1.23%	1.14%	1.17%	1.14%	0.94%
After fee waivers
	0.37%	0.59%	0.58%	0.60%	0.93%	0.51%
Ratio of net investment income after wiaver to average net assets	1.57%	3.35%	3.80%	4.47%	5.23%	5.45%
Portfolio turnover rate	13%	33%	37%	22%	28%	28%
	*Amount is less than $0.01

Statement of Assets and Liabilities		As of May 31, 2006
Assets
Investments (Cost: $2,388,820)	$2,326,588
Cash	123,274
Interest Receivable	36,429
Receivable for Fund shares sold	784

Total Assets
		$2,487,075

Liabilities
Accrued expenses	(1,922)
Due to affiliates	95
Distribution Payable	85

Total Liabilities
		(1,742)

Net Assets		$2,488,817

Fund shares outstanding		516,334

Analysis of Net Assets
Paid-in Capital (unlimited shares authorized, without par value)	2,591,534
Accumulated net realized loss	(40,485)
Unrealized net depreciation on investments	(62,232)
Net Assets applicable to Fund shares outstanding		$2,488,817

Net Asset Value, Offering and Redemption price per share		$4.82

May 31, 2006 Semi-Annual Report	(The accompanying notes are an integral part of these financial statements)	5

(Graphic omitted) Sextant Short-Term Bond Fund

Statement of Operations	For the period ended May 31, 2006
Investment Income
Interest income
	$48,758
Other income
	22
Gross investment income
		$48,780

Expenses
Investment adviser and administration fees
	7,527
Filing and registration fees
	3,249
Custodian fees
	1,382
Audit fees
	1,050
Chief compliance officer expenses
	823
Insurance
	613
Printing and postage
	365
Trustee fees
	317
Legal fees
	144
Other expenses
	72
Total gross expenses
	15,542
Less adviser fees waived
	(4,686)
Less custodian fees wiaved
	(1,487)
Net expenses
		9,369
Net investment income
		39,411

Net realized gain on investments
Proceeds from sales
	357,000
Less cost of securities sold (based on identified cost)
	(357,000)
Realized net gain
		0

Unrealized loss on investments
End of period
	(62,232)
Beginning of period
	(44,417)
Decrease in unrealized gain for the period
		(17,815)
Net realized and unrealized loss on investments
		(17,815)

Net increase in net assets resulting from operations		$21,596
Statement of Changes in Net Assets
	Period ended May 31, 2006	Year ended Nov. 30, 2005
INCREASE (DECREASE) IN NET ASSETS
From Operations:
Net investment income
	$39,411	$82,195
Net realized loss on investments
	0	(6,540)
Net decrease in unrealized appreciation
	(17,815)	(49,766)
Net increase in net assets
	$21,596	$25,889

Dividends to shareowners from:
Net investment income
	(37,812)	(83,151)

Fund share transactions:
Proceeds from sales of shares
	293,157	570,038
Value of shares issued in reinvestment of dividends
	37,122	81,918
	330,279	651,956
Early redemption penalties retained
	62	59
Cost of shares redeemed
	(381,853)	(293,595)
Net increase (decrease) in net assets
	(51,512)	358,400
Total increase (decrease) in net assets	($67,728)	$301,138

NET ASSETS
Beginning of period
	2,556,545	2,255,407
End of period
	$2,488,817	$2,556,545

Shares of the Fund sold and redeemed
Number of shares sold
	60,526	115,934
Number of shares issued in reinvestment of dividends
	7,668	16,765
	68,194	132,699
Number of shares redeemed
	(78,849)	(59,815)
Net increase (decrease) in number of shares outstanding	(10,655)	72,884

6	(The accompanying notes are an integral part of these financial statements)	May 31, 2006 Semi-Annual Report

Sextant Short-Term Bond Fund (Graphic omitted)

Expenses

As a Sextant Short-Term Bond Fund shareowner, you incur ongoing costs, including management fees and other fund expenses. Unlike many mutual funds, you do not incur sales charges (loads) on purchase payments, reinvested dividends or other distributions. Nor do you incur redemption fees, exchange fees or fees related to Individual Retirement Accounts. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Example
The following example is based on an investment of $1,000 invested at the beginning of the semi-annual period and held for six months (Thursday, December 1, 2005 to Wednesday, May 31, 2006).

Actual Expenses
The first line provides information about actual account values and expenses. You may use the information in this line, together with the amount you have invested, to estimate the expenses you have paid over the period. Simply divide your account value by $1,000 (for example, a $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Year” to estimate the expenses you paid on your account during this fiscal year. The Fund also charges for these extra services rendered on request, which you may need to add to determine your total expenses: $10 per checkbook, $25 per bank wire, $15 per overnight courier delivery, 2% penalty for redemptions within 30 days.

Hypothetical Example For Comparison Purposes
The second line provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio (based on the last six months) and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending balance or expenses you paid for the year. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareowner reports of other funds. You may wish to add other fees that are not included in the expenses shown in the table, such as IRA fees (there are no fees on Saturna Capital IRAs, ESAs or HSAs), and charges for extra services such as check writing and bank wires.

Please note that the expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees, or possible early redemption penalties. Therefore, the second line is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

Short-Term Bond Fund	Beginning Account Value (Thursday, December 1, 2005)	Ending Account Value (Wednesday, May 31, 2006)	Expenses Paid During Period*
Actual (0.88% return after expenses)	$1,000	$1,008.80	$3.71
Hypopthetical (5% return before expenses)	$1,000	$1,021.24	$3.73

*Expenses are equal to the Sextant Short-Term Bond Fund’s annualized expense ratio of 0.74% (based on the most recent semi-annual period of December 1, 2005 through May 31, 2006), multiplied by the average account value of $1,004.40 over the period multiplied by 182/365 (to reflect the one-half year period).

Portfolio Composition

Ratings Established	By Adviser	By Standard & Poor's	By Moody's Investor Services
AAA	50.4%	42.7%	46.5%
AA	0.0%	6.4%	0.0%
A	32.8%	30.2%	32.8%
BBB	9.2%	5.4%	9.2%
Unrated	0.0%	7.7%	3.9%
Cash	7.6%	7.6%	7.6%

May 31, 2006 Semi-Annual Report	(The accompanying notes are an integral part of these financial statements)	7

(Graphic omitted) Sextant Bond Income Fund

Investments

Rating*	Issuer	Coupon/Maturity	Face Amount	Market Value	Percentage

	Automotive
BBB	Auto Zone Inc.	5.50% due 11/15/2015	$95,000	$87,012	2.8%

	Banking
A	Chase Manhattan	7.125% due 6/15/2009	50,000	51,450	1.7%
A+	Citicorp	7.25% due 10/15/2011	50,000	52,553	1.8%
A-	Comerica Bank	7.125% due 12/1/2013	50,000	50,999	1.7%
AA-	Norwest Financial	6.85% due 7/15/2009	50,000	51,538	1.7%
		SUBTOTAL	200,000	206,540	6.9%

	Building Products
BBB+	Masco Corporation	7.125% due 8/15/2013	60,000	64,111	2.1%

	Chemicals
A	Air Products & Chemicals	8.75% due 4/15/2021	50,000	62,068	2.1%

	Diversified Financial Services
AAA	General Electric Capital Corp.	8.125% due 5/15/2012	60,000	66,293	2.2%

	Electric Utilities
A-	Commonwealth Edison	7.50% due 7/1/2013	50,000	52,235	1.8%
BBB+	Sempra Energy Corp.	7.95% due 3/1/2010	50,000	53,060	1.8%
		SUBTOTAL	100,000	105,295	3.6%

	Electronics
BBB+	Koninlijke Phillips Electronics	7.25% due 8/15/2013	50,000	53,853	1.8%

	Food
BBB	Conagra	7.875% due 9/15/2010	33,000	34,901	1.2%
A+	Hershey Foods Co.	6.95% due 8/15/2012	50,000	52,751	1.8%
BBB+	HJ Heinz	6.00% due 3/15/2012	75,000	73,969	2.5%
		SUBTOTAL	158,000	161,621	5.5%

	Insurance
A+	Allstate	7.50% due 6/15/2013	50,000	53,870	1.8%
A+	Progressive Corp.	7.00% due 10/1/2013	75,000	79,535	2.7%
A-	XL Capital (Europe)	6.5% due 1/15/2012	90,000	90,671	3.0%
		SUBTOTAL	215,000	224,076	7.5%

	Investment Finance
A	Bear Stearns Co.	3.50% due 6/27/2008, 5.00% due 6/27/2013, 8.00% due 6/27/2018	154,000	138,803	4.7%
A+	Morgan Stanley Dean Witter	6.75% due 10/15/2013	50,000	51,857	1.7%
AA	Paine Webber Group	7.625% due 2/15/2014	50,000	54,984	1.8%
		SUBTOTAL	254,000	245,644	8.2%

(Continued on next page)

8	(The accompanying notes are an integral part of these financial statements)	May 31, 2006 Semi-Annual Report

Sextant Bond Income Fund (Graphic omitted)

Investments (continued)

Rating*	Issuer	Coupon/Maturity	Face Amount	Market Value	Percentage

	Machinery
A	Caterpillar Inc.	9.375% due 8/15/2011	$40,000	$46,286	1.6%
A	Dover Corp.	6.25% due 6/1/2008	70,000	70,308	2.4%
		SUBTOTAL	110,000	116,594	4.0%

	Medical Supplies
A	Becton Dickinson	7.15% due 10/1/2009	40,000	41,375	1.4%

	Oil & Gas
A	Baker Hughes Inc.	6.00% due 2/15/2009	70,000	69,539	2.3%
AA	Texaco Capital	8.625% due 6/30/2010	40,000	43,951	1.5%
		SUBTOTAL	110,000	113,490	3.8%

	Real Estate
BBB+	Archstone Smith Opr Trust	5.625% due 8/15/2014	50,000	48,504	1.6%

	Retailing
A	Dayton Hudson (Target Stores)	10.00% due 1/1/2011	50,000	58,058	2.0%
A	Lowe's Companies	8.25% due 6/1/2010	50,000	54,366	1.8%
BBB	May Department Stores Corp.	8.00% due 7/15/2012	50,000	54,078	1.8%
AA	Wal-Mart Stores	7.25% due 6/1/2013	45,000	47,512	1.6%
		SUBTOTAL	195,000	214,014	7.2%

	Telecommunications
A-	GTE	6.90% due 11/1/2008	50,000	50,575	1.7%

	Transportation
BBB+	Southwest Airlines	6.50% due 3/1/2012	75,000	75,967	2.5%
BBB-	US Freightways Corp.	8.5% due 4/25/2010	50,000	52,278	1.8%
		SUBTOTAL	125,000	128,245	4.3%

	U.S. Government
AAA	Federal Farm Credit Bank	5.09% due 2/17/2015	120,000	113,637	3.8%
AAA	Federal Home Loan Bank	5.55% due 4/13/2015	100,000	96,703	3.2%
AAA	Federal Home Loan Mortgage	5.00% due 8/26/2009, 6.25% due 8/26/2014, 8.00% due 8/26/2019	100,000	96,264	3.2%
AAA	Federal National Mtge. Assoc.	5.00% due 4/10/2015	100,000	94,467	3.2%
AAA	U.S. Treasury Note	4.125% due 5/15/2015	470,000	436,145	14.6%
		SUBTOTAL	890,000	837,216	28.0%

	Total Investments	(Cost = $2,840,091)	$2,812,000	$2,826,526	94.7%
	Other Assets (net of liabilities)			157,537	5.3%
	Total Net Assets			$2,984,063	100.0%

*Ratings are the lesser of S&P or Moody's (unaudited)

May 31, 2006 Semi-Annual Report	(The accompanying notes are an integral part of these financial statements)	9

(Graphic omitted) Sextant Bond Income Fund

Financial Highlights	Period ended	Year ended November 30,
Selected data per share of capital stock outstanding throughout period:	May 31, 2006	2005	2004	2003	2002	2001
Net asset value at beginning of period	$4.92	$5.06	$5.07	$4.97	$4.81	$4.56
Income from investment operations

Net investment income
	0.11	0.21	0.22	0.22	0.26	0.30
Net gains or losses on securities (both realized and unrealized)
	(0.15)	(0.14)	(0.01)	0.10	0.16	0.25
Total from investment operations	(0.04)	0.07	0.21	0.32	0.42	0.55
Less ditributions

Dividends (from net investment income)
	(0.11)	(0.21)	(0.22)	(0.22)	(0.26)	(0.30)
Total distributions	(0.11)	(0.21)	(0.22)	(0.22)	(0.26)	(0.30)
Paid-in capital from early redemption penalties	*0.00	*0.00	-	-	-	-

Net asset value at end of period	$4.77	$4.92	$5.06	$5.07	$4.97	$4.81
Total Return	-0.76%	1.40%	4.26%	6.52%	9.02%	12.40%

Ratios/supplemental data
Net assets ($000), end of period	$2,984	$3,050	$2,643	$2,272	$2,105	$1,965
Ratio of expenses to average net assets
Before fee waivers
	0.47%	0.97%	0.89%	1.15%	1.06%	1.06%
After fee waivers
	0.45%	0.94%	0.87%	0.97%	0.72%	0.34%
Ratio of net investment income after wiaver to average net assets	2.33%	4.26%	4.47%	4.29%	5.40%	6.71%
Portfolio turnover rate	12%	4%	0%	0%	29%	30%
	*Amount is less than $0.01

Statement of Assets and Liabilities		As of May 31, 2006
Assets
Investments (Cost $2,840,091)	$2,826,526
Cash	110,842
Interest Receivable	44,250
Insurance reserve premium	401
Receivable for Fund shares sold	25

Total Assets
		$2,982,044

Liabilities
Accrued expenses	(2,330)
Due to affiliates	228
Distribution payable	83

Total Liabilities
		(2,019)

Net Assets		$2,984,063

Fund shares outstanding		625,985

Analysis of Net Assets
Paid-in Capital (unlimited shares authorized, without par value)	3,025,614
Accumulated net realized loss	(27,986)
Unrealized net depreciation on investments	(13,656)

Net Assets applicable to Fund shares outstanding
		$2,984,0623

Net Asset Value, Offering and Redemption price per share		$4.77

10	(The accompanying notes are an integral part of these financial statements)	May 31, 2006 Semi-Annual Report

Sextant Bond Income Fund (Graphic omitted)

Statement of Operations	For the period ended May 31, 2006
Investment Income
Interest income
	$84,210
Gross investment income
		$84,210

Expenses
Investment adviser and administration fees
	5,897
Filing and registration fees
	3,675
Audit fees
	1,340
Chief compliance officer expenses
	871
Insurance
	766
Custodian fees
	480
Trustee fees
	387
Printing and postage
	357
Legal fees
	328
Other expenses
	57
Total gross expenses
	14,158
Less custodian fees wiaved
	(583)
Net expenses
		13,575
Net investment income
		70635

Net realized loss on investments
Proceeds from sales
	392,893
Less cost of securities sold (based on identified cost)
	398,755
Realized net gain
		(5,862)

Unrealized loss on investments
End of period
	(13,565)
Beginning of period
	74,080
Decrease in unrealized gain for the period
		(87,645)
Net realized and unrealized loss
		(93,507)

Net decrease in net assets resulting from operations		($22,872)
Statement of Changes in Net Assets
	Period ended May 31, 2006	Year ended Nov. 30, 2005
INCREASE (DECREASE) IN NET ASSETS
From Operations:
Net investment income
	$70,635	$126,312
Net realized gain (loss) on investments
	(5,862)	826
Net decrease in unrealized appreciation
	(87,645)	(86,448)
Net increase (decrease) in net assets
	(22,872)	40,690

Dividends to shareowners from:
Net investment income
	(70,684)	(126,361)

Fund share transactions:
Proceeds from sales of shares
	233,150	787,201
Value of shares issued in reinvestment of dividends
	69,779	124,959
	302,929	912,160
Early redemption penalties retained
	30	12
Cost of shares redeemed
	(275,445)	(418,996)
Net increase in net assets
	27,514	493,176
Total increase (decrease) in net assets	($66,042)	$407,505

NET ASSETS
Beginning of period
	3,050,105	2,642,600
End of period
	$2,984,063	$3,050,105

Shares of the Fund sold and redeemed
Number of shares sold
	47,791	155,844
Number of shares issued in reinvestment of dividends
	14,391	24,894
	62,182	180,738
Number of shares redeemed
	(56,463)	(83,147)
Net increase in number of shares outstanding	5,719	97,591

May 31, 2006 Semi-Annual Report	(The accompanying notes are an integral part of these financial statements)	11

(Graphic omitted) Sextant Bond Income Fund

Expenses (unaudited)

As a Sextant Bond Income Fund shareowner, you incur ongoing costs, including management fees and other fund expenses. Unlike many mutual funds, you do not incur sales charges (loads) on purchase payments, reinvested dividends or other distributions. Nor do you incur redemption fees, exchange fees or fees related to Individual Retirement Accounts. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Example
The following example is based on an investment of $1,000 invested at the beginning of the semi-annual period and held for six months (Thursday, December 1, 2005 to Wednesday, May 31, 2006).

Actual Expenses
The first line provides information about actual account values and expenses. You may use the information in this line, together with the amount you have invested, to estimate the expenses you have paid over the period. Simply divide your account value by $1,000 (for example, a $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Year” to estimate the expenses you paid on your account during this fiscal year. The Fund also charges for these extra services rendered on request, which you may need to add to determine your total expenses: $10 per checkbook, $25 per bank wire, $15 per overnight courier delivery, 2% penalty for redemptions within 30 days.

Hypothetical Example For Comparison Purposes
The second line provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio (based on the last six months) and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending balance or expenses you paid for the year. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareowner reports of other funds. You may wish to add other fees that are not included in the expenses shown in the table, such as IRA fees (there are no fees on Saturna Capital IRAs, ESAs or HSAs), and charges for extra services such as check writing and bank wires.

Please note that the expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees, or possible early redemption penalties. Therefore, the second line is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

Bond Income Fund	Beginning Account Value (Thursday, December 1, 2005)	Ending Account Value (Wednesday, May 31, 2006)	Expenses Paid During Period*
Actual (-0.76% return after expenses)	$1,000	$992.40	$4.47
Hypopthetical (5% return before expenses)	$1,000	$1,020.44	$4.53

*Expenses are equal to the Sextant Bond Income Fund’s annualized expense ratio of 0.90% (based on the most recent semi-annual period of December 1, 2005 through May 31, 2006), multiplied by the average account value of $996.20 over the period multiplied by 182/365 (to reflect the one-half year period).

Portfolio Composition

Ratings Established	By Adviser	By Standard & Poor's	By Moody's Investor Services
AAA	30.2%	30.2%	30.2%
AA	6.6%	6.6%	11.8%
A	35.9%	42.6%	30.7%
BBB	21.7%	14.9%	21.7%
Unrated	0.0%	0.0%	0.0%
Cash	5.6%	5.6%	5.6%

12	(The accompanying notes are an integral part of these financial statements)	May 31, 2006 Semi-Annual Report

Sextant Growth Fund (Graphic omitted)

Investments

Issue	Quantity	Tax Cost	Market Value	Percentage
Common Stocks

Auto/Truck
Accuride*	10,000	$134,466	$114,800	0.8%
Oshkosh Truck	3,000	160,448	158,550	1.2%
	SUBTOTAL	294,914	273,350	2.0%

Banking
Frontier Financial	10,000	220,751	341,800	2.5%
Washington Banking Company	5,000	83,121	95,000	0.7%
Washington Mutual	6,750	44,124	309,893	2.3%
	SUBTOTAL	347,996	746,693	5.5%

Computers
3Com*	30,000	167,836	135,300	1.0%
Adobe Systems*	9,600	50,490	274,848	2.0%
Apple Computer*	11,000	97,170	657,470	4.8%
Hewlett-Packard	7,000	157,040	226,660	1.7%
Intuit*	5,500	248,693	304,095	2.2%
MapInfo*	8,000	114,181	108,960	0.8%
Oracle*	15,000	115,139	213,300	1.6%
Symbol Technologies	10,092	122,340	119,792	0.9%
United Online	8,000	118,060	95,360	0.7%
	SUBTOTAL	1,190,949	2,135,785	15.7%

Construction
KB Home	3,500	234,513	179,200	1.3%
Lowe's Companies	4,000	135,141	249,120	1.8%
Weyerhaeuser	4,200	246,845	268,632	2.0%
	SUBTOTAL	616,499	696,952	5.1%

Diversified Operations
Honeywell	3,500	131,966	144,130	1.1%

Electronics
Advanced Micro Devices*	10,000	41,708	308,900	2.3%
Agilent Technologies*	8,000	231,954	279,120	2.0%
Harman International Industries	2,800	248,605	237,244	1.7%
	SUBTOTAL	522,267	825,264	6.0%

Food
Performance Food Group*	3,000	96,917	97,770	0.7%
PepsiCo	4,500	248,326	272,070	2.0%
	SUBTOTAL	345,243	369,840	2.7%

Hotels & Motels
Red Lion Hotels*	21,000	150,354	241,080	1.8%

(Continued on next page)

May 31, 2006 Semi-Annual Report	(The accompanying notes are an integral part of these financial statements)	13

(Graphic omitted) Sextant Growth Fund

Investments (continued)

Issue	Quantity	Tax Cost	Market Value	Percentage
Common Stocks

Investments
Chubb	6,000	$266,300	$303,180	2.2%
Schwab (Charles)	25,000	79,726	416,500	3.0%
	SUBTOTAL	346,056	719,680	5.2%

Machinery
Regal-Beloit	4,000	104,006	191,720	1.4%
Lincoln Electric Holdings	4,000	180,617	219,840	1.6%
	SUBTOTAL	284,623	411,560	3.0%

Medical
Abott Laboratories	4,000	171,114	170,800	1.2%
Affymetrix*	4,000	109,131	110,040	0.8%
Amgen*	3,700	111,703	250,083	1.8%
Barr Laboratories*	4,500	159,489	237,150	1.7%
Bristol-Meyers Squibb*	6,000	158,987	147,300	1.1%
Caremark Rx	5,000	139,942	239,850	1.7%
Genentech	2,000	179,816	165,920	1.2%
Ligand Pharmaceuticals*	10,000	112,072	109,500	0.8%
Lilly (Eli)	3,500	249,361	180,740	1.3%
Pharmaceutical Product Development	15,000	67,174	544,950	4.0%
VCA Antech*	8,000	209,048	240,960	1.8%
	SUBTOTAL	1,667,837	2,397,293	17.4%

Metal Ores
Alcoa	6,000	189,043	190,320	1.4%
Phelps Dodge	2,660	76,218	227,935	1.7%
	SUBTOTAL	265,261	418,255	3.1%

Oil & Gas Production
Devon Energy	3,000	185,020	172,080	1.3%
Noble Drilling	4,000	125,240	278,120	2.0%
Patterson UTI Energy	7,000	237,978	209,300	1.5%
	SUBTOTAL	548,238	659,500	4.8%

Publishing
Wiley (John) & Sons, Class A	5,000	134,777	174,150	1.3%

Retail
Amazon.com*	3,500	152,945	121,135	0.9%
Bed Bath & Beyond*	5,000	176,186	175,850	1.3%
Best Buy	4,000	223,149	212,000	1.5%
Build-A-Bear Workshop*	7,000	177,548	207,900	1.5%
Restoration Hardware*	15,203	94,239	98,515	0.7%
Staples	6,000	144,720	140,820	1.0%
	SUBTOTAL	968,787	956,220	6.9%

(Continued on next page)

14	(The accompanying notes are an integral part of these financial statements)	May 31, 2006 Semi-Annual Report

Sextant Growth Fund (Graphic omitted)

Investments (continued)

Issue	Quantity	Tax Cost	Market Value	Percentage
Common Stocks

Steel
Nucor	2,000	$189,851	$210,540	1.5%

Telecommunications
Trimble Navigation*	7,000	202,081	321,580	2.3%

Transportation
Norfolk Southern	4,500	185,235	237,420	1.7%
UAL Corp*	2,500	99,710	73,575	0.5%
United Parcel Service, Cl B	2,500	189,469	201,375	1.5%
	SUBTOTAL	474,414	512,370	3.7%

Utilities
Duke Energy	6,000	175,259	169,320	1.2%
FPL Group	7,000	244,409	278,810	2.0%
IDACORP	6,000	159,539	200,460	1.5%
Sempra Energy	3,000	116,395	134,910	1.0%
USEC	16,000	195,956	192,960	1.4%
	SUBTOTAL	891,558	976,460	7.1%

Total Investments		$9,573,671	$13,190,702	96.2%
Other Assets (net of liabilities)			519,150	3.8%
Total Net Assets			$13,709,852	100.0%

*Non-income producing

Portfolio Composition

Industries
Medical	17.4%
Computers	15.7%
Utilities	7.1%
Retail	6.9%
Electronics	6.0%
Banking	5.5%
Investments	5.2%
Construction	5.1%
Oil & Gas	4.8%
Cash	3.8%
Transportation	3.7%
Metal Ores	3.1%
Machinery	3.0%
Food	2.7%
Telecommunications	2.3%
Auto / Truck	2.0%
Miscellaneous < 2%	5.7%

May 31, 2006 Semi-Annual Report	(The accompanying notes are an integral part of these financial statements)	15

(Graphic omitted) Sextant Growth Fund

Financial Highlights		Period ended	Year ended November 30,
Selected data per share of capital stock outstanding throughout period:		May 31, 2006	2005	2004	2003	2002	2001
Net asset value at beginning of period		$17.11	$14.20	$12.91	$10.64	$11.90	$13.16
Income from investment operations

Net investment income
		*0.00	(0.02)	0.01	(0.04)	(0.05)	(0.02)
Net gains or losses on securities (both realized and unrealized)
		0.20	2.96	1.45	2.31	(1.21)	(1.24)
Total from investment operations		0.20	2.94	1.46	2.27	(1.26)	(1.26)
Less ditributions

Dividends (from net investment income)
		-	*(0.00)	(0.01)	-	-	-
Distributions (from capital gains)
		-	(0.03)	(0.16)	-	-	-
Total distributions		-	(0.03)	(0.17)	-	-	-
Paid-in capital from early redemption penalties		*0.00	*0.00	-	-	-	-

Net asset value at end of period		$17.31	$17.11	$14.20	$12.91	$10.64	$11.90
Total Return		1.17%	20.76%	11.35%	21.31%	(10.51)%	(9.57)%

Ratios/supplemental data
Net assets ($000), end of period		$13,710	$9,006	$5,331	$4,732	$3,373	$3,792
Ratio of expenses to average net assets
Before fee waivers
		0.54%	1.28%	0.80%	1.20%	1.17%	0.84%
After fee waivers
		0.50%	1.24%	0.78%	1.14%	1.11%	0.78%
Ratio of net investment income after wiaver to average net assets		**0.00%	(0.17%)	0.12%	(0.40%)	(0.48%)	(0.18%)
Portfolio turnover rate		***0%	4%	8%	12%	15%	8%
*Amount is less than $0.01	**Amount is less than 0.01%	***Amount is less than 1%

Statement of Assets and Liabilities		As of May 31, 2006
Assets
Investments (Cost $9,573,671)	$13,190,702
Cash	484,107
Receivable for Fund shares sold	16,617
Dividends receivable	10,786
Insurance reserve premium	1,214

Total Assets
		$13,703,426

Liabilities
Accrued expenses	(14,032)
Due to affiliates	7,346
Payable for Fund shares redeemed	260

Total Liabilities
		(6,426)

Net Assets		$13,709,852

Fund shares outstanding		791,867

Analysis of Net Assets
Paid-in Capital (unlimited shares authorized, without par value)	10,092,821
Unrealized net appreciation on investments	3,617,031

Net Assets applicable to Fund shares outstanding
		$13,709,852

Net Asset Value, Offering and Redemption price per share		$17.31

16	(The accompanying notes are an integral part of these financial statements)	May 31, 2006 Semi-Annual Report

Sextant Growth Fund (Graphic omitted)

Statement of Operations	For the period ended May 31, 2006
Investment Income
Dividend income
	$67,243
Gross investment income
		$67,243

Expenses
Investment adviser and administration fees
	47,481
Filing and registration fees
	7,181
Audit fees
	4,117
Custodian fees
	4,001
Chief compliance officer expenses
	3,016
Insurance
	2,581
Printing and postage
	1,090
Trustee fees
	857
Legal fees
	773
Other expenses
	206
Total gross expenses
	71,303
Less custodian fees wiaved
	(4,178)
Net expenses
		67,125
Net investment income
		118

Net realized loss on investments
Proceeds from sales
	19,412
Less cost of securities sold (based on identified cost)
	29,148
Realized net loss
		(9,736)

Unrealized gain on investments
End of period
	3,617,031
Beginning of period
	3,564,851
Increase in unrealized gain for the period
		52,180
Net realized and unrealized gain
		42,444

Net increase in net assets resulting from operations		$42,562
Statement of Changes in Net Assets
	Period ended May 31, 2006	Year ended Nov. 30, 2005
INCREASE (DECREASE) IN NET ASSETS
From Operations:
Net investment income (loss)
	$118	($11,402)
Net realized gain (loss) on investments
	(9,736)	12,474
Net increase in unrealized appreciation
	52,180	1,494,285
Net increase in net assets
	$42,562	$1,495,357

Dividends to shareowners from:
Net investment income
	0	(2,289)
Capital gains distributions
	0	(12,474)

	0	(14,763)

Fund share transactions:
Proceeds from sales of shares
	5,218,938	2,709,260
Value of shares issued in reinvestment of dividends
	0	14,444
	5,218,938	2,723,704
Early redemption penalties retained
	286	53
Cost of shares redeemed
	(558,330)	(528,970)
Net increase in net assets
	4,660,894	2,194,787
Total increase in net assets	$4,703,456	$3,675,381

NET ASSETS
Beginning of period
	9,006,396	5,331,015
End of period
	$13,709,852	$9,006,396

Shares of the Fund sold and redeemed
Number of shares sold
	303,365	186,540
Number of shares issued in reinvestment of dividends
	0	844
	303,365	187,384
Number of shares redeemed
	(37,810)	(36,600)
Net increase in number of shares outstanding	265,555	150,784

May 31, 2006 Semi-Annual Report	(The accompanying notes are an integral part of these financial statements)	17

(Graphic omitted) Sextant Growth Fund

Expenses (unaudited)

As a Sextant Growth Fund shareowner, you incur ongoing costs, including management fees and other fund expenses. Unlike many mutual funds, you do not incur sales charges (loads) on purchase payments, reinvested dividends or other distributions. Nor do you incur redemption fees, exchange fees or fees related to Individual Retirement Accounts. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Example
The following example is based on an investment of $1,000 invested at the beginning of the semi-annual period and held for six months (Thursday, December 1, 2005 to Wednesday, May 31, 2006).

Actual Expenses
The first line provides information about actual account values and expenses. You may use the information in this line, together with the amount you have invested, to estimate the expenses you have paid over the period. Simply divide your account value by $1,000 (for example, a $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Year” to estimate the expenses you paid on your account during this fiscal year. The Fund also charges for these extra services rendered on request, which you may need to add to determine your total expenses: $10 per checkbook, $25 per bank wire, $15 per overnight courier delivery, 2% penalty for redemptions within 30 days.

Hypothetical Example For Comparison Purposes
The second line provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio (based on the last six months) and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending balance or expenses you paid for the year. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareowner reports of other funds. You may wish to add other fees that are not included in the expenses shown in the table, such as IRA fees (there are no fees on Saturna Capital IRAs, ESAs or HSAs), and charges for extra services such as check writing and bank wires.

Please note that the expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees, or possible early redemption penalties. Therefore, the second line is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

Growth Fund	Beginning Account Value (Thursday, December 1, 2005)	Ending Account Value (Wednesday, May 31, 2006)	Expenses Paid During Period*
Actual (1.17% return after expenses)	$1,000	$1,011.70	$5.02
Hypopthetical (5% return before expenses)	$1,000	$1,019.95	$5.04

*Expenses are equal to the Sextant Growth Fund’s annualized expense ratio of 1.00% (based on the most recent semi-annual period of December 1, 2005 through May 31, 2006), multiplied by the average account value of $1,005.85 over the period multiplied by 182/365 (to reflect the one-half year period).

18	(The accompanying notes are an integral part of these financial statements)	May 31, 2006 Semi-Annual Report

(Graphic omitted) Sextant International Fund

Investments

Issue	Number of Shares	Cost	Market Value	Country	Percentage
Common Stocks

Aircraft
Embraer Aircraft ADR	3,400	$105,058	$113,730	Brazil	1.4%

Audio Video
Sony ADS	3,000	116,940	135,510	Japan	1.6%

Automotive
Nissan Motor ADR	5,500	106,770	133,375	Japan	1.6%

Banking
Australia & New Zealand Banking ADS	1,000	84,500	100,570	Australia	1.2%
AXA ADS	4,200	98,136	145,950	France	1.7%
Banco Bilbao Vizcaya ADS	7,500	105,518	155,625	Spain	1.9%
ING Groep ADS	4,000	118,530	156,840	Netherlands	1.9%
Mitsubishi OFC Financial Group	10,000	131,800	137,600	Japan	1.6%
Nomura Holdings	10,000	187,836	197,000	Japan	2.4%
Toronto-Dominion Bank	2,400	70,709	130,152	Canada	1.6%
	SUBTOTAL	797,029	1,023,737		12.3%

Building Materials
C R H plc ADR	4,000	81,159	137,120	Ireland	1.6%
Hanson plc ADR	2,100	88,247	128,079	United Kingdom	1.5%
James Hardie Industries NV ADS	3,000	83,041	96,600	Netherlands	1.2%
	SUBTOTAL	252,447	361,799		4.3%

Chemicals
Arkema ADS*	65	1,857	2,405	France	**0.0%
BASF AG ADS	1,700	120,102	138,380	Germany	1.7%
BOC Group plc ADS*	2,000	102,749	117,760	United Kingdom	1.4%
	SUBTOTAL	224,708	258,545		3.1%

Computers
Business Objects ADS*	7,000	60,510	206,430	France	2.5%
Dassault Systems ADR	3,000	146,427	156,360	United Kingdom	1.9
Satyam Computor Services	3,000	108,750	96,510	India	1.2%
	SUBTOTAL	315,687	459,300		5.6%

Consumer Products
Coca-Cola Femsa ADS	4,300	82,844	132,913	Mexico	1.6%
Cadbury Schweppes plc ADR	2,500	102,335	96,350	United Kingdom	1.2%
	SUBTOTAL	185,179	229,263		2.8%

Electronics
Epcos AG ADS*	2,500	57,307	36,900	Germany	0.4%
Infineon Technologies AG*	5,000	45,900	56,850	Germany	0.7%
	SUBTOTAL	103,207	93,750		1.1%

(Continued on next page)

May 31, 2006 Semi-Annual Report	(The accompanying notes are an integral part of these financial statements)	19

Sextant International Fund (Graphic omitted)

Investments (continued)

Issue	Number of Shares	Cost	Market Value	Country	Percentage
Common Stocks

Hotels & Motels
Orient-Express Hotels, Cl A	3,500	$110,528	$134,260	Bermuda	1.6%

Machinery-Electrical
Nidec	5,000	89,122	94,750	Japan	1.1%

Medical
American Oriental Bioengineering*	15,000	72,300	84,150	China	1.0%
Glaxo Smith Kline plc AADR	2,000	90,792	110,600	United Kingdom	1.3%
Novartis AG ADR	1,600	77,283	88,768	Switzerland	1.1%
Serono SA ADR	5,000	88,661	79,650	Switzerland	1.0%
Shire plc ADR	2,000	92,860	88,380	United Kingdom	1.1%
	SUBTOTAL	421,896	451,548		5.5%

Metals & Mining
Anglo-American plc ADR	7,500	138,371	151,049	United Kingdom	1.8%
Potash Corp. of Saskatchewan	1,000	34,234	91,300	Canada	1.1%
Rio Tinto plc ADS	750	74,825	166,500	United Kingdom	2.0%
Tenaris	2,500	95,290	92,225	Luxebourg	1.1%
	SUBTOTAL	342,720	501,074		6.0%

Oil & Gas Production
EnCana	3,000	84,990	151,620	Canada	1.8%
Norsk Hydro	6,000	122,808	169,200	Norway	2.0%
Petro-Canada	2,000	95,990	91,940	Canada	1.1%
Repsol-YPF ADR	3,500	87,962	98,175	Spain	1.2%
Total SA ADR	2,600	121,935	169,546	France	2.0%
	SUBTOTAL	513,685	680,481		8.1%

Paper Products
Metso ADS	2,100	22,802	75,075	Finland	0.9%
UPM-Kymmene Oyj	3,500	64,384	75,005	Finland	0.9%
Votorantim Celulose ADS	8,000	102,000	113,840	Brazil	1.4%
	SUBTOTAL	189,186	263,920		3.2%

Photographic Equipment
Canon, Inc ADR	2,200	95,607	154,440	Japan	1.8%

Publishing
Pearson plc ADS	7,000	84,430	95,200	United Kingdom	1.1%

Real Estate
Intrawest	4,600	119,659	149,408	Canada	1.8%

Telecommunications
American Movil	6,000	29,725	195,960	Mexico	2.3%
Audiocodes*	8,000	103,899	96,560	Israel	1.1%
BCE	6,000	135,459	145,440	Canada	1.7%

(Continued on next page)

20	(The accompanying notes are an integral part of these financial statements)	May 31, 2006 Semi-Annual Report

(Graphic omitted) Sextant International Fund

Investments (continued)

Issue	Number of Shares	Cost	Market Value	Country	Percentage
Common Stocks

Telecommunications (continued)
China Mobil Ltd.	5,500	$119,327	$142,175	China	1.7%
PT IndosatADR	2,500	64,962	65,100	Indonesia	0.8%
SK Telecom ADS	5,000	100,161	130,500	South Korea	1.6%
Telecom Corp. New Zealand ADS	2,500	76,174	57,275	New Zealand	0.7%
Telefonica ADS	2,200	85,949	108,108	Spain	1.3%
Telefonos de Mexico ADS	5,000	107,470	98,950	Mexico	1.2%
Telus	2,000	63,219	80,900	Canada	1.0%
	SUBTOTAL	886,345	1,120,968		13.4%

Transportation
Canadian Pacific Ltd.	3,200	109,246	167,360	Canada	2.0%
GOL-Linhas Aereas Intel ADS	6,000	178,560	187,560	Brazil	2.2%
Lan Airlines SA	3,500	24,636	119,175	Chile	1.4%
	SUBTOTAL	312,442	474,095		5.6%

Utilities-Electric
Enel ADR	1,300	58,877	58,188	Italy	0.7%
Enersis ADR	9,000	97,125	104,940	Chile	1.3%
Korea Electric Power ADS	7,000	120,661	142,030	South Korea	1.7%
	SUBTOTAL	276,663	305,158		3.7%

Utilities-Gas
Transport de Gas del Sur ADR*	1,500	18,807	7,305	Argentina	0.1%

Total Investments		$5,668,115	$7,241,616		86.8%
Other Assets			1,104,291		13.2%
Total Net Assets			$8,345,907		100.00%

* Non-income producing
** Amount is less than 0.1%
ADS = American Depositary Share
ADR = American Depositary Receipt

Portfolio Composition

Industries		Countries
Telecommunications	13.4%	Other Assets	13.2%
Other Assets	13.2%	Canada	12.1%
Banking	12.3%	Japan	10.2%
Oil & Gas	8.1%	United Kingdom	9.6%
Metals & Mining	6.0%	France	8.2%
Transportation	5.6%	Mexico	5.1%
Computers	5.6%	Brazil	5.0%
Medical	5.5%	Spain	4.3%
Building Materials	4.3%	South Korea	3.3%
Utilities	3.8%	Germany	2.8%
Paper Products	3.2%	China	2.7%
Chemicals	3.1%	Chile	2.7%
Miscellaneous <2%	15.9%	Australia	2.4%
		Miscellaneous <2%	18.4%

May 31, 2006 Semi-Annual Report	(The accompanying notes are an integral part of these financial statements)	21

Sextant International Fund (Graphic omitted)

Financial Highlights	Period ended	Year ended November 30,
Selected data per share of capital stock outstanding throughout period:	May 31, 2006	2005	2004	2003	2002	2001
Net asset value at beginning of period	$11.22	$9.40	$8.05	$6.07	$7.24	$8.52
Income from investment operations

Net investment income
	0.08	0.05	0.03	0.05	0.02	0.04
Net gains or losses on securities (both realized and unrealized)
	0.86	1.83	1.35	1.97	(1.16)	(1.30)
Total from investment operations	0.94	1.88	1.38	2.02	(1.14)	(1.26)
Less ditributions

Dividends (from net investment income)
	-	(0.06)	(0.03)	(0.04)	(0.03)	(0.02)
Total distributions	-	(0.06)	(0.03)	(0.04)	(0.03)	(0.02)
Paid-in capital from early redemption penalties	*0.00	*0.00	-	-	-	-

Net asset value at end of period	$12.16	$11.22	$9.40	$8.05	$6.07	$7.24
Total Return	8.38%	19.95%	17.11%	33.23%	-15.80%	-14.80%

Ratios/supplemental data
Net assets ($000), end of period	$8,346	$3,671	$2,053	$1,650	$1,150	$1,445
Ratio of expenses to average net assets
Before fee waivers
	0.49%	1.36%	1.22%	1.29%	1.36%	1.37%
After fee waivers
	0.46%	1.25%	1.10%	1.10%	1.17%	1.17%
Ratio of net investment income after wiaver to average net assets	0.62%	0.52%	0.31%	0.75%	0.20%	0.34%
Portfolio turnover rate	6%	5%	7%	4%	4%	6%
	*Amount is less than $0.01%

Statement of Assets and Liabilities		As of May 31, 2006
Assets
Investments (Cost $5,668,115)	$7,241,616
Cash	1,075,704
Dividends receivable	19,615
Receivable for Fund shares sold	2,161

Total Assets
		$8,339,096

Liabilities
Accrued expenses	(11,057)
Due to affiliates	4,246

Total Liabilities
		(6,8,11)

Net Assets		$8,345,907

Fund shares outstanding		686,367

Analysis of Net Assets
Paid-in Capital (unlimited shares authorized, without par value)	6,879,566
Accumulated net realized loss	(107,160)
Unrealized net appreciation on investments	1,573,501

Net Assets applicable to Fund shares outstanding
		$8,345,907

Net Asset Value, Offering and Redemption price per share		$12.16

22	(The accompanying notes are an integral part of these financial statements)	May 31, 2006 Semi-Annual Report

(Graphic omitted) Sextant International Fund

Statement of Operations	For the period ended May 31, 2006
Investment Income
Dividend income (net of foreign tax of $11,031)
	$83,290
Gross investment income
		$83,290

Expenses
Investment adviser and administration fees
	21,848
Filing and registration fees
	7,155
Custodian fees
	2,721
Audit fees
	2,176
Insurance
	1,427
Chief compliance officer expenses
	1,199
Printing and postage
	593
Trustee fees
	576
Legal fees
	315
Other expenses
	115
Total gross expenses
	38,125
Less custodian fees wiaved
	(2,781)
Net expenses
		35,344
Net investment income
		47,946

Net realized loss on investments
Proceeds from sales
	340,615
Less cost of securities sold (based on identified cost)
	274,813
Realized net gain
		65,802

Unrealized gain on investments
End of period
	1,573,501
Beginning of period
	1,188,023
Increase in unrealized gain for the period
		385,478
Net realized and unrealized gain
		451,280

Net increase in net assets resulting from operations		$499,226
Statement of Changes in Net Assets
	Period ended May 31, 2006	Year ended Nov. 30, 2005
INCREASE (DECREASE) IN NET ASSETS
From Operations:
Net investment income
	$47,946	$14,949
Net realized gain on investments
	65,802	21,377
Net increase in unrealized appreciation
	385,478	495,498
Net increase in net assets
	499,226	531,824

Dividends to shareowners from:
Net investment income
	-	(17,930)

Fund share transactions:
Proceeds from sales of shares
	4,421,890	1,203,188
Value of shares issued in reinvestment of dividends
	-	17,356
	4,421,890	1,220,544
Early redemption penalties retained
	8	45
Cost of shares redeemed
	(246,316)	(115,946)
Net increase in net assets
	4,175,582	1,104,643
Total increase ) in net assets	$4,674,808	$1,618,537

NET ASSETS
Beginning of period
	3,671,099	2,052,562
End of period
	$8,345,907	$3,671,099

Shares of the Fund sold and redeemed
Number of shares sold
	378,696	118,463
Number of shares issued in reinvestment of dividends
	-	1,547
	378,696	120,010
Number of shares redeemed
	(19,604)	(10,994)
Net increase in number of shares outstanding	359,092	109,016

May 31, 2006 Semi-Annual Report	(The accompanying notes are an integral part of these financial statements)	23

(Graphic omitted) Sextant International Fund

Expenses (unaudited)

As a Sextant International Fund shareowner, you incur ongoing costs, including management fees and other fund expenses. Unlike many mutual funds, you do not incur sales charges (loads) on purchase payments, reinvested dividends or other distributions. Nor do you incur redemption fees, exchange fees or fees related to Individual Retirement Accounts. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Example
The following example is based on an investment of $1,000 invested at the beginning of the semi-annual period and held for six months (Thursday, December 1, 2005 to Wednesday, May 31, 2006).

Actual Expenses
The first line provides information about actual account values and expenses. You may use the information in this line, together with the amount you have invested, to estimate the expenses you have paid over the period. Simply divide your account value by $1,000 (for example, a $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Year” to estimate the expenses you paid on your account during this fiscal year. The Fund also charges for these extra services rendered on request, which you may need to add to determine your total expenses: $10 per checkbook, $25 per bank wire, $15 per overnight courier delivery, 2% penalty for redemptions within 30 days.

Hypothetical Example For Comparison Purposes
The second line provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio (based on the last six months) and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending balance or expenses you paid for the year. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareowner reports of other funds. You may wish to add other fees that are not included in the expenses shown in the table, such as IRA fees (there are no fees on Saturna Capital IRAs, ESAs or HSAs), and charges for extra services such as check writing and bank wires.

Please note that the expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees, or possible early redemption penalties. Therefore, the second line is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

International Fund	Beginning Account Value (Thursday, December 1, 2005)	Ending Account Value (Wednesday, May 31, 2006)	Expenses Paid During Period*
Actual (8.38% return after expenses)	$1,000	$1,083.80	$4.78
Hypopthetical (5% return before expenses)	$1,000	$1,020.34	$4.63

*Expenses are equal to the Sextant International Fund’s annualized expense ratio of 0.92% (based on the most recent semi-annual period of December 1, 2005 through May 31, 2006), multiplied by the average account value of $1,041.90 over the period multiplied by 182/365 (to reflect the one-half year period).

24	(The accompanying notes are an integral part of these financial statements)	May 31, 2006 Semi-Annual Report

Notes To Financial Statements

Note 1 - Organization
Saturna Investment Trust (the “Trust”) was established under Washington State Law as a Business Trust on February 20, 1987. The Trust is registered as a no-load, open-end series investment company under the Investment Company Act of 1940, as amended. Five portfolio series have been created to date: Sextant Short-Term Bond Fund, Sextant Bond Income Fund, Sextant Growth Fund, and Sextant International Fund (the “Funds”), and Idaho Tax-Exempt Fund, distributed through a separate prospectus and the results of which are contained in a separate report.

The investment goals of the Growth and International Funds are long-term capital growth. The investment goals of the Bond Income and Short-Term Bond Funds are current income, with Short-Term Bond having the additional goal of capital preservation.

NOTE 2 - Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds.

Security Valuation:
Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Securities for which quotations are not readily available are adjusted to fair value as determined in good faith under the supervision of the trustees.

Fixed-income securities for which there are no publicly available market quotations are valued using a matrix based on maturity, quality, yield and similar factors, which are compared periodically to multiple dealer bids and adjusted by the adviser under fair value policies established by the trustees. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Federal income taxes:
The Funds’ policies are to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all their taxable income to their shareowners. Therefore, no provisions for Federal income taxes are required.

Dividends and distributions to shareowners:
Dividends and distributions to shareowners, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. For the Sextant Short-Term Bond Fund and Sextant Bond Income Fund, dividends are paid daily and distributed on the last business day of each month. For the Sextant Growth Fund and Sextant International Fund, dividends are payable at the end of each November. Shareowners electing to reinvest dividends and distributions purchase additional shares at the net asset value on the payable date.

Use of Estimates:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other:
The cost of securities is the same for accounting and Federal income tax purposes. Securities transactions are recorded on trade date.
Interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized, over the lives of the respective securities. Cash dividends from equity securities are recorded as income on the ex-dividend date.

Expenses incurred by the Trust on behalf of the Fund (e.g., professional fees) are allocated to the Fund and the other Funds of the Trust on the basis of relative daily average net assets. The Adviser has agreed to certain limits on expenses, as described below.

The Trustees have adopted certain policies and procedures with respect to frequent trading of Fund shares. The Funds are intended for long-term investment and do not permit rapid trading of their shares. Shares held less than 30 calendar days, including those held in omnibus accounts at intermediaries, will be assessed a 2% early-redemption penalty (payable to the Fund).

NOTE 3 - Transactions with Affiliated Persons
Under a contract approved by shareowners on September 28, 1995, Saturna Capital Corporation provides investment advisory services and certain other administrative and distribution services to conduct Trust business. Each of the Funds pays the Adviser a base Investment Advisory and Administrative Services Fee of .60% of average net assets per annum, payable monthly.

The base Advisory Fee is subject to adjustment up or down depending on the investment performance of the Fund relative to a specified index.

Performance Adjustment for Sextant Short-Term Bond Fund and Sextant Bond Income Fund:

  For each month in which either of these Funds’ total investment return (change in net asset value plus all distributions reinvested) for the year period period through that month outperforms or underperforms the total return of a specified index for that period by 1% or more but less than 2%, the Base Fee is increased or decreased by the annual rate of .10% of the Fund’s average daily net assets for the preceding semi-annual period.
  If the outperformance or underperformance is 2% or more, then the adjustment is at the annual rate of ..20%.

Performance adjustment for Sextant Growth Fund and Sextant International Fund:

  For each month in which either of these Fund’s total investment return (change in net asset value plus all distributions reinvested) for the one year period period through that month outperforms or underperforms the total return of a specified index for that period by 1% or more but less than 2%, the Base Fee is increased or decreased by the annual rate of .10% of the Fund’s average daily net assets for the preceding semi-annual period.
  If the outperformance or underperformance is 2% or more but less than 4%, then the adjustment is at the annual rate of .20%.
  If the outperformance or underperformance is 4% or more, the adjustment is at an annual rate of .30%.

The Adviser has voluntarily undertaken to limit expenses of Sextant Short-Term Bond Fund to 0.75% and Sextant Bond Income to 0.90% through March 31, 2007. The Adviser waives its investment advisory and administrative fee for Sextant Short-Term Bond Fund and Sextant Bond Income Fund completely so long as assets of either Fund are less than $2 million. For the semi-annual period ended May 31, 2006, Sextant Short-Term Bond Fund incurred advisory and administration expenses of $7,527. Sextant Bond Income Fund and Sextant Growth Fund incurred advisory and administration expenses of $5,897 and $47,481, respectively. Sextant International Fund incurred advisory and administration expenses of $21,848.

In accordance with the expense waiver noted above, for the semi-annual period ended May 31, 2006, Saturna Capital waived $4,686 of the Sextant Short-Term Bond Fund advisory fee.

In accordance with the Funds’ custodian agreements with National City Bank Indiana, for the semi-annual period ended May 31, 2006, custodian fees for Short-Term Bond, Bond Income, Growth, and International were $1,382, $480, $4,001, and $2,721, respectively. The custodian waived $1,487, $583, $4,178 and $2,781 of its fees for earnings credits for Short-Term Bond, Bond Income, Growth and International respectively.

One trustee, who also serves as the president of the Trust, is a director and president of the Adviser. On May 31, 2006, the trustees, officers and their related accounts as a group owned 22.8%, 23.6%, 37.2% and 50.6% of the outstanding shares of Short-Term Bond, Bond Income, Growth and International, respectively.

The four unaffiliated trustees receive $300 per Board or committee meeting attended, plus travel expenses. The Trust incurred expenses for the independent trustees of $3,713 to attend meetings during the fiscal semi-annual period. Regulations require the Trust to designate a Chief Compliance Officer; Mr. Winship was retained by the Trust and paid $8,697 during the fiscal semi-annual period. The other officers are paid by Saturna Capital, and not the Trust.

(Continued on next page)

May 31, 2006 Semi-Annual Report	25

Notes To Financial Statements

Saturna Brokerage Services, Inc. (a discount brokerage subsidiary of Saturna Capital Corporation) is a registered as a broker-dealer and acts as distributor without compensation.

Saturna Brokerage Services is the primary stockbroker used to effect portfolio transactions for Sextant Growth Fund and Sextant International Fund. The adviser has undertaken to waive all brokerage commissions charged by its affiliate.

NOTE 4 - Investments
During the semi-annual period ended May 31, 2006, Short-Term Bond pur-chased $306,787 of securities and sold $357,000 of securities. Comparable figures for Bond Income are $359,652 purchased and $392,893 sold; for Growth $5,169,305 and $19,412; and for International, $4,065,433 and $340,615.

NOTE 5 - Distribution to shareholders
The tax character of distributions paid during the semi-annual period ended May 31, 2006 and November 30, 2005 were as follows:

	2006	2005
Short-Term Bond Fund
Ordinary income	$37,812	$83,151
Bond Income Fund
Ordinary income	70,684	126,361
Growth Fund
Ordinary income	0	(2,289)
Capital gains	0	(12,474)
International Fund
Ordinary income	$0	$17,930

As of May 31, 2006, components of distributable earnings on a tax basis were as follows:

	Short-Term Bond	Bond Income	Growth	International
Cost of investments	$2,388,820	$2,840,091	$9,573,671	$5,668,115
Gross tax unrealized appreciation	1,035	53,830	4,120,918	1,763,892
Gross tax unrealized depreciation	(63,267)	(67,395)	(503,887)	(190,391)
Net tax unrealized appreciation (depreciation)	62,232	(13,565)	3,617,031	1,573,501
Undistributed ordinary income	-	-	-	-
Undistributed long-term capital gain (loss)	(40,485)	(27,986)	-	(107,160)
Total distributable earnings	(40,485)	(27,986)	-	(107,160)
Total accumulated earnings (losses)	$(102,717)	$(41,551)	$3,617,031	$1,466,341

26	(The accompanying notes are an integral part of these financial statements)	May 31, 2006 Semi-Annual Report

Availability of Sextant Portfolio Information

(1) The Sextant Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.
(2) The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov., and at www.saturna.com.
(3) The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
(4) The Funds make a complete schedule of portfolio holdings after the end of each month available to investors at http://www.saturna.com.

Availability of Proxy Voting Information

(1) A description of the policies and procedures that the Funds use to determine how to vote proxies in relation to portfolio securities is available (a) without charge, upon request, by calling Saturna Capital at (800) 728-8762; (b) on the Funds’ website at www.saturna.com; and (c) on the SEC’s website, www.sec.gov.
(2) Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (a) without charge, upon request, by calling Saturna Capital at (800) 728-8762; (b) on the Fund’s website at www.saturna.com; and (c) on the SEC’s website, www.sec.gov.

Privacy Statement

At Saturna Capital, we understand the importance to you in maintaining the privacy of your financial information. To that end, we want to assure you that we protect the confidentiality of any personal information you share with us.
We collect personal information about you from information we receive from you on applications and other forms and from transactions or trades placed with us. Please be assured that except to administer a transaction with an affiliated third party upon your request, we do not disclose any personal information about our customers, or our former customers, to anyone, except as may be required by law. We maintain our own technology resources to minimize the use of outside service providers.
Additionally, Saturna Capital restricts access to personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with regulations to guard your personal information. If you have further questions or concerns about the security or privacy of the information we receive from you, please call us at 800 / SATURNA.

May 31, 2006 Semi-Annual Report	(The accompanying notes are an integral part of these financial statements)	27

This report is issued for the information of the shareowners of the Funds. It is not authorized for distribution to prospective investors unless it is accompanied or preceded by an effective prospectus relating to the securities of the Funds. The Sextant Funds are series of Saturna Investment Trust.

Saturna Brokerage Services, Distributor

Saturna Capital
1300 North State Street
Bellingham, WA 98225
www.saturna.com
sextant@saturna.com
(800) SATURNA

(Graphics omitted)

Idaho Tax-Exempt Fund (Graphic omitted)

(Graphic omitted)

May 31, 2006

Semi-Annual Report (Graphic omitted)

(Graphic omitted) Fellow Shareowners:

For the six months ended May 31, 2006, Idaho Tax-Exempt Fund provided a total return of +0.93%. The net asset value was $5.23 per share compared to $5.27 at November 30, 2005. Fund assets decreased slightly to $8.31 million. The expense ratio continues at the annual rate of 0.88%.

For the twelve months ending May 31, 2006, global bond prices suffered as major central banks acted in concert to restrain the simultaneous resurgence of growth and inflation in the US, Pan European and Asian economies. Long US Treasury, agency, and corporate bonds returned -5.5% and lower. Most Intermediate US Treasury, agency, and corporate bonds also produced negative returns. However, intermediate general obligation municipal bonds again outperformed taxable bonds during a bear market with a positive return of 1.06%. Historically, rising municipal bond yields increase the demand for municipal bonds. In turn, that acts to support municipal bond prices during bear markets.

Looking ahead, we expect the Federal Reserve to move the Federal funds rate up to 6%. The flat yield curve is already anticipating the end of the current tightening cycle and a peak in short-term rates. We are less concerned about long term U.S. inflation risk and have extended the weighted average maturity of the Fund at current yields. We expect better returns for the Idaho Tax-Exempt Fund in 2007, and we view any further increase in short-term rates as an excellent opportunity to increase fixed-income allocations and especially allocations to municipal bonds.

Conservative investors choose the Idaho Tax-Exempt Fund for high quality tax-free municipal bonds and low price volatility when they reallocate assets from higher-risk common stocks to the relative safety of municipal bonds. Should restrictive monetary policy produce soft equity prices and an economic slowdown in 2007, the bond markets could have a good year. We recommend a balanced portfolio diversified with both common stocks and Idaho Tax-Exempt Fund. Idaho has many new residents (i.e., taxpayers) who can benefit from a tax-exempt bond portfolio.

The Idaho economy, population and State employment are once again growing above the national average. Construction spending has defied all expectations and remains strong. The State is forecasting a second multi-million dollar budget surplus. Idaho issuer credit worthiness remains healthy and improving. The government’s fiscal discipline and pro-business policies still give the State a sharp competitive edge.

We invite you to review the advantages of the Idaho Tax-Exempt Fund, including low expenses, income free from Idaho and federal income taxes, a high-quality diversified bond portfolio and daily supervision by professional managers. We welcome your suggestions. Only with your help can we be certain that we are meeting your investment needs — our primary objective.

Nicholas Kaiser, President	Phelps McIlvaine, Vice President, Portfolio Manager

________________________________
1 All returns above from Lehman Brothers Global Family of Indexes May 31, 2006. By authors Jack Malvey, CFA, and Joseph Di Censo, CFA

Average Annual Total Returns
One Year	5 Years	10 Years
+0.01%	+3.69%	+4.63%
Performance data for years ended 6/30/2006

Performance data quoted in this report represents past performance and is no guarantee of future performance. The investment return and principal value of investments in the Fund fluctuate daily, and an investor’s shares when redeemed may be worth more or less than the original cost.

2	Idaho Tax-Exempt Fund Semi-Annual Report May 31, 2006

Investments				As of May 31, 2006
Rating*	Issue	Coupon/Maturity	Face Amount	Market Value	Percentage

Building
AAA	Idaho State Building Authority	4.50% due 9/1/2023	$110,000	$109,893	1.3%

Electirc Power
AAA	Idaho Falls Electric Revenue	6.75% due 4/1/2019	150,000	151,370	1.8%

Financial Services
AAA	Boise City General Fund Revenue	5.20% due 12/1/2017	160,000	169,626	2.0%
AAA	"	5.25% due 12/1/2018	100,000	105,737	1.3%
		SUBTOTAL	260,000	275,363	3.3%

General Obligation
AA-	Ada & Canyon JSD #2 Meridian	5.50% due 7/30/2015	50,000	55,081	0.7%
AAA	Ada & Canyon JSD #2 Meridian	5.00% due 8/15/2020	165,000	175,182	2.1%
AAA	Ada & Canyon JSD #2 Meridian	5.00% due 8/15/2021	155,000	164,183	2.0%
AAA	Adams & Washington	4.00% due 8/15/2019	100,000	97,811	12.%
AAA	Bingham County SD #55 Blackfoot	4.65% due 8/1/2017	285,000	293,966	3.5%
A	Boise County SD #73 Horseshoe Bend	5.15% due 7/31/2010	125,000	127,475	1.5%
AAA	Boundary County SD #101	5.10% due 8/1/2022	130,000	137,728	1.7%
AAA	Caldwell, Idaho	5.30% due 5/15/2014	150,000	157,597	1.9%
AAA	Canyon County SD #139 Valley View	4.05% due 8/15/2016	80,000	80,504	1.0%
AAA	Canyon County SD #139 Valley View	4.35% due 9/15/2025	350,000	342,311	4.1%
A	Canyon County SD #131 Nampa	4.75% due 8/15/2019	325,000	334,357	4.0%
AAA	Canyon County SD #134 Middleton	4.65% due 7/31/2016	170,000	177,482	2.1%
A	Canyon County SD #135	6.00% due 8/1/2007	50,000	49,841	0.6%
AAA	Clark County SD #161 Dubois	5.00% due 8/1/2015	270,000	282,726	3.4%
AAA	Idaho Housing & Finance Association	4.80% due 6/1/2017	100,000	104,576	1.3%
AAA	Jerome Lincoln Gooding Co.'s JSD #261	3.75% due 9/15/2018	125,000	119,539	1.4%
AAA	"	5.00% due 9/15/2022	250,000	264,495	3.2%
AAA	Kootenai-Shonshone Area Library	4.25% due 8/1/2021	220,000	218,652	2.6%
AAA	Lakeland ID JSD #272	4.00% due 8/15/2015	100,000	99,593	1.2%
AAA	Lemhi County	4.20% due 8/1/2015	100,000	100,506	1.2%
AAA	Meridian Free Library District	5.00% due 8/1/2015	200,000	199,359	2.4%
AAA	Nampa Idaho Series B	5.00% due 8/1/2020	200,000	208,694	2.5%
AAA	Oneida County SD #351 Malad City	4.00% due 8/15/2015	150,000	150,464	1.8%
AAA	Owyhee & Canyon Cos. JSD #370	4.55% due 8/15/2016	160,000	168,799	2.0%
		SUBTOTAL	4,010,000	4,110,921	49.4%

Housing
AA	Idaho Housing Agency Single Family Mortgage, B-1	6.85% due 7/1/2012	5,000	4,963	01.%
AA+	Idaho Housing Agency Refunding Series A	6.15% due 7/1/2024	15,000	14,899	0.2%
AAA	Idaho Housing Agency Single Mort Mezz E-1	6.60% due 7/1/2011	10,000	9,958	0.1%
AAA	Valley County Jail Project Ref	4.70% due 8/1/2014	125,000	127,148	1.5%
		SUBTOTAL	155,000	156,968	1.9%

Medical/Hospitals
AAA	Idaho Health Facility Auth. Ref. Holy Cross Sys Corp. Rev	5.25% due 12/1/2014	110,000	113,045	1.4%
AAA	Idaho Health Facility Auth. Corp. Holy Cross Rev Refunding	5.00% due 12/1/2022	115,000	117,651	1.4%

(The accompanying notes are an integral part of these financial statements)

(Continued on next page)

Idaho Tax-Exempt Fund Semi-Annual Report May 31, 2006	3

Investments				As of May 31, 2006
Rating*	Issue	Coupon/Maturity	Face Amount	Market Value	Percentage

Medical/Hospitals (continued)
AAA	Madison CO Hospital COP	5.00% due 12/1/2018	$105,000	$108,082	1.3%
		SUBTOTAL	330,000	338,778	4.1%

Pollution Control
AAA	Idaho Bond Bank Authority	4.30% due 9/1/2022	135,000	132,810	1.6%

Real Estate
AAA	Idaho State Building Association	5.05% due 9/1/2018	95,000	96,695	1.2%
AAA	Idaho State Building Authority	5.00% due9/1/2021	100,000	101,602	1.2%
A	Jerome Urban Renewal District	5.40% due9/1/2013	200,000	201,474	2.4%
A	Post Falls LID	5.00% due 5/1/2021	300,000	301,245	3.6%
		SUBTOTAL	695,000	701,016	8.4%

Roads
A	Post Falls ID	7.95% due 4/15/2007	20,000	20,147	0.3%

State Education
AAA	Boise State University Rev	5.00% due 4/1/2019	295,000	310,255	3.7%
AAA	Idaho State Building Authority	4.00% due 9/1/2016	105,000	103,579	1.3%
AAA	Idaho State Universtiy Ref. & Improvement	4.90% due 4/1/2017	150,000	153,196	1.9%
AAA	Idaho State Universtiy Rev	4.625% due 4/1/2024	220,000	223,886	2.7%
AAA	University of Idaho Student Fee Rev	5.00% due 4/1/2019	200,000	210,342	2.5%
AAA	University of Idaho Student Fee Rev	5.00% due 4/1/2020	160,000	167,766	2.0%
		SUBTOTAL	1,130,000	1,169,024	14.1%

Sewer
A	Troy ID Sewer System	7.90% due 2/1/2007	15,000	14,893	0.2%
A	"	8.00% due 2/1/2008	15,000	14,900	0.2%
A	"	8.00% due 2/1/2009	20,000	19,873	0.2%
A	"	8.00% due 2/1/2010	20,000	19,898	0.2%
		SUBTOTAL	70,000	69,564	0.8%

Urbal Renewal
AAA	Boise City Urban Renewal Agency Pk Rev & RA	5.00% due 9/1/2012	65,000	66,939	0.8%
AAA	Boise City Urban Renewal Lease Rev	5.00% due 8/15/2020	190,000	199,198	2.4%
AAA	Boise City Urban Renewal Agency Lease Rev	5.00% due 8/15/2021	110,000	115,023	1.4%
		SUBTOTAL	365,000	381,160	4.6%

Water Supply
AAA	Blackfoot COP Series 2000	5.80% due 9/1/2018	135,000	145,563	1.8%
AAA	Idaho Bond Bank Authority	5.00% due 9/15/2026	250,000	259,786	3.1%
AAA	Ketchum Water Revenue	4.75% due 9/1/2013	60,000	60,658	0.7%
		SUBTOTAL	445,000	466,007	5.6%

	Total Investments	(Total Cost = $8,095,453)	$7,875,000	$8,083,021	97.2%
	Other Assets (net of liabilities			234,095	2.8%
	Total Net Assets (100%)			$8,317,116	100.0%

(The accompanying notes are an integral part of these financial statements)

4	Bond ratings reflect the adviser’s current rating of each bond, as determined using Standard & Poor’s and Moody’s Ratings	Idaho Tax-Exempt Fund Semi-Annual Report May 31, 2006

Financial Highlights	Period ended	Year ended November 30,
Selected data per share of capital stock outstanding throughout period:	May 31, 2006	2005	2004	2003	2002	2001
Net asset value at beginning of period	$5.27	$5.39	$5.46	$5.37	$5.28	$5.13
Income from investment operations

Net investment income
	0.09	0.19	0.19	0.21	0.22	0.22
Net gains (losses) on securities, both realized and unrealized
	(0.04)	(0.10)	(0.07)	0.09	0.09	0.15
Total from investment operations	0.05	0.09	0.12	0.30	0.31	0.37
Less ditributions

Dividends (from net investment income)
	(0.09)	(0.19)	(0.19)	(0.21)	(0.22)	(0.22)
Distributions (from capital gains)
	-	(0.02)	-	-	-	-
Total distributions	(0.09)	(0.21)	(0.19)	(0.21)	(0.22)	(0.22)
Paid-in capital from early redemption penalties	*0.00	*0.00	-	-	-	-

Net asset value at end of period	$5.23	$5.27	$5.39	$5.46	$5.37	$5.28
Total Return	0.93%	1.66%	2.29%	5.40%	5.98%	7.40%

Ratios/supplemental data
Net assets ($000), end of period	$8,317	$8,531	$8,472	$7,692	$6,943	$6,650
Ratio of expenses to average net assets
Before fee waivers
	0.46%	0.91%	0.95%	0.88%	0.88%	0.90%
After fee waivers
	0.44%	0.88%	0.93%	0.85%	0.80%	0.79%
Ratio of net investment income after wiaver to average net assets	1.69%	3.58%	3.56%	3.78%	4.14%	4.21%
Portfolio turnover rate	18%	21%	15%	6%	11%	13%
	*Amount is less than $0.01%

Statement of Assets and Liabilities		As of May 31, 2006
Assets
Investments (Cost $8,095,453)	$8,083,021
Cash	138,281
Interest receivable	108,809
Receivable for Fund shares sold	1,200
Insurance reserve premium	801

Total Assets
		$8,332,112

Liabilities
Distributions payable	6,600
Due to affiliates	4,729
Accrued expenses	3,667

Total Liabilities
		14,996

Net Assets		$8,317,116

Fund shares outstanding		1,589,703

Analysis of Net Assets
Paid-in Capital (unlimited shares authorized, without par value)	8,329,548
Unrealized net depreciation on investments	(12,432)

Net Assets applicable to Fund shares outstanding
		$8,317,116

Net Asset Value, Offering and Redemption price per share		$5.23

Portfolio Holdings

Ratings established	By Adviser	By Standard & Poor's	By Moody's Investor Services
AAA	83.1%	36.7%	85.1%
AA	0.9%	0.7%	0.9%
A	13.3%	4.0%	-
unrated	-	55.8%	11.3%
cash	2.7%	2.7%	2.7%

(The accompanying notes are an integral part of these financial statements)

Idaho Tax-Exempt Fund Semi-Annual Report May 31, 2006	5

Statement of Operations	For the 6-month period ended May 31, 2006
Investment Income
Interest income
	$198,476
Amortization of bond premium
	(15,222)
Gross investment income
		$183,254

Expenses
Investment adviser and administration fees
	21,472
Audit fees
	4,599
Chief compliance officer expenses
	2,788
Shareholder service fee
	2,300
Insurance
	2,274
Trustee fees
	1,576
Custodian fees
	1,256
Legal fees
	1,112
Filing and registration fees
	1,083
Printing and postage
	838
Other expenses
	156
Total gross expenses
	39,454
Less custodian fees wiaved
	(1,583)
Net expenses
		37,871
Net investment income
		145,383

Net realized loss on investments
Proceeds from sales
	1,591,798
Less cost of securities sold (based on identified cost)
	1,579,801
Realized net gain
		11,997

Unrealized loss on investments
End of period
	(12,432)
Beginning of period
	69,559
Decrease in unrealized gain for the period
		(81,991)
Net realized and unrealized loss
		(69,994)

Net increase in net assets resulting from operations		$75,389
Statement of Changes in Net Assets	Period ended May 31, 2006	Year ended Nov. 30, 2005
INCREASE (DECREASE) IN NET ASSETS
From Operations:
Net investment income
	$145,383	$302,302
Net realized gain on investments
	11,997	60,461
Net decrease in unrealized appreciation
	(81,991)	(224,149)
Net increase in net assets
	$75,389	$138,614

Dividends to shareowners from:
Net investment income
	(145,497)	(302,222)
Capital gains distributions
	-	(17,930)

	(145,497)	(328,214)

Fund share transactions:
Proceeds from sales of shares
	781,519	1,076,370
Value of shares issued in reinvestment of dividends
	113,653	264,076
	895,172	1,340,446
Early redemption penalties retained
	1	28
Cost of shares redeemed
	(1,039,397)	(1,091,850)
Net increase (decrease) in net assets
	(144,224)	248,624
Total increase (decrease) in net assets	$(214,332)	$59,024

NET ASSETS
Beginning of period
	8,531,448	8,472,424
End of period
	$8,317,116	$8,531,448
Undistributed net investment income
	$0	$80

Shares of the Fund sold and redeemed
Number of shares sold
	148,472	218,971
Number of shares issued in reinvestment of dividends
	21,606	49,415
	170,078	268,386
Number of shares redeemed
	(198,434)	(221,568)
Net increase (decrease) in number of shares outstanding	(28,356)	46,818

Notes To Financial Statements (These notes are an integral part of the above financial statements)

Note 1—Organization
Saturna Investment Trust (the “Trust”) was established under Washington State Law as a Business Trust on February 20, 1987. The Trust is registered as a no-load, open-end series investment company under the Investment Company Act of 1940, as amended. Four portfolios have been created to date in addition to Idaho Tax-Exempt Fund (the “Fund”). The other four portfolios distribute through a separate prospectus and the results of those funds are contained in a separate report.

The investment objective of the Fund is to provide income free from federal income, federal alternative minimum and Idaho state income taxes, with a secondary objective of capital preservation.

Note 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Fund.

Security valuation:
Fixed-income securities for which there are no publicly available market quotations are valued using matrices based on maturity, quality, yield, call features and similar factors, which are compared periodically to multiple dealer bids and adjusted by the adviser under fair value policies established by the Trustees. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in the State of Idaho.

Income taxes:
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareowners. Therefore, no provision for Federal income taxes is required. Further, the Fund intends to meet requirements for tax-free income dividends, and requirements of the Idaho Department of Revenue for income dividends free of Idaho state income tax.

Dividends and distributions to shareowners:
Dividends and distributions to shareowners, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Dividends are paid daily and distributed on the last business day of each month. Shareowners electing to reinvest dividends and distributions purchase additional shares at the net asset value on the payable date.

6	Idaho Tax-Exempt Fund Semi-Annual Report May 31, 2006

Expenses (unaudited)

All mutual funds have operating expenses. As an Idaho Tax-Exempt mutual fund shareowner, you incur ongoing costs, including management fees; and other fund expenses such as shareowner reports (like this one). Operating expenses, which are deducted from a fund’s gross earnings, directly reduce the investment return of a fund. All mutual funds (unlike some other financial investments) only report their results after deduction of operating expenses.

With the Idaho Tax-Exempt fund, unlike many mutual funds, you do not incur sales charges (loads) on purchase payments, reinvested dividends, or other distributions. You do not incur redemption fees, exchange fees, or fees related to Individual Retirement Accounts. However, to discourage speculation, you may incur a 2% penalty for redemption of shares held less than 30 days. You may incur fees related to extra services requested by you for your account, such as a checkbook to use for redemptions or bank wires.

EXAMPLE

The example is based on an investment of $1,000 invested at the beginning of the fiscal year and held for six months [Thursday, December 1, 2005 to Wednesday, May 31, 2006].

ACTUAL EXPENSES
The first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you have invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Year” to estimate the expenses you paid on your account during this fiscal year. The Fund also charges the following fees for extra services rendered on request, which you may need to add to determine your total expenses: $10 per checkbook, $25 per bank wire, $15 per overnight courier delivery.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio (based on the last six months) and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the year. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareowner reports of the other funds. You may wish to add other fees that are not included in the expenses shown in the table and charges for extra services such as check writing and bank wires.

Please note that the expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees (note that the Idaho Tax-Exempt Fund does not have any such transaction costs). Therefore, the second line is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

	Beginning Account Value (Thursday, December 1, 2005)	Ending Account Value (Wednesday, May 31, 2006)	Expenses Paid During Period*
Actual (0.93% return after expenses)	$1,000	$1,009.30	$4.61
Hypopthetical (5% return before expenses)	$1,000	$1,020.34	$4.63

* Expenses are equal to Idaho Tax-Exempt Bond Fund’s annualized expense ratio of 0.92% (based on the most recent semi-annual period of December 1, 2005 through May 31, 2006, multiplied by the average account value of $1,004.65 over the period multiplied by 182/365 (to reflect the one-half year period).

Use of estimates:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other:
The cost of securities is the same for accounting and Federal income tax purposes. Securities transactions are recorded on trade date.
Interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.
Expenses incurred by the Trust on behalf of the Fund (e.g., professional fees) are allocated to the Fund and the other Funds of the Trust on the basis of relative daily average net assets.

The Trustees have adopted certain policies and procedures with respect to frequent trading of Fund shares. The Funds are intended for long-term investment and do not permit rapid trading of their shares. Shares held less than 30 calendar days, including those held in omnibus accounts at intermediaries, will be assessed a 2% early-redemption penalty (payable to the Fund).

Note 3—Transactions with Affiliated Persons
Under a contract approved by shareowners on October 12, 1990, Saturna Capital Corporation provides investment advisory services and certain other administrative and distribution services to conduct the Fund’s business. For such services, the Fund pays an annual fee equal to .50% of average daily net assets. For the 6-month period ended May 31, 2006, the Fund incurred advisory fee expenses of $21,472.

In accordance with the Fund’s agreement with its custodian, National City Bank of Indiana, for the 6-month period ended May 31, 2006, custodian fees incurred by the Fund amounted to $1,256. The custodian waived $1,583 of its fees for earnings credits.

Saturna Brokerage Services, Inc. (a subsidiary of Saturna Capital Corporation) is

Idaho Tax-Exempt Fund Semi-Annual Report May 31, 2006	7

Notes To Financial Statements (continued)

a broker-dealer and acts as distributor without compensation. Saturna Capital Corporation acts as shareowner servicing agent for the Fund, for a monthly fee plus certain expenses. For the 6-month period ended May 31, 2006, the Fund paid shareholder servicing fees of $2,300.

One trustee, who also serves as the president of the Trust, is a director and president of the Adviser. On May 31, 2006, the trustees, officers and their immediate families as a group owned 0.05% of the outstanding shares of the Fund.

The four unaffiliated trustees receive $300 per Board or committee meeting attended, plus travel expenses, allocated pro-rata to the five Funds of Saturna Investment Trust. The Trust paid the Independent Trustees $3,713 to attend meetings during the period covered by this report. Regulations require the Trust to designate a Chief Compliance Officer; Mr. James Winship was retained by the Trust and paid $8,697 during the period. The other officers are paid by Saturna Capital, and not the Trust.

Note 4—Investments
During the 6-month period ended May 31, 2006, the Fund purchased $1,511,773 of securities and sold/matured $1,591,798 of securities.

Distributions to shareowners:
The tax character of distributions paid during the 6-month period ended May 31,

2006 and the year ended November 30, 2005 were as follows:
	2006	2005
Tax-Exempt Income	$145,497	$302,222
Taxable Income	0	0
Capital Gains	0	$25,992

As of May 31, 2006 the components of capital on a tax basis were as follows:
Cost of investments		$8,095,453
Gross unrealized appreciation		67,764
Gross unrealized depreciation		(80,196)
Net unrealized depreciation		$(12,432)
Undistributed ordinary income		0
Capital loss carryforward		(0)
Total distributable earnings		$ 0
Total accumulated earnings (losses)		$(12,432)

Availability of Fund Portfolio Information

  The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.
  The Fund’s Forms N-Q is available on the SEC’s website at www.sec.gov., and at www.saturna.com.
  The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
  The Fund makes a complete schedule of portfolio holdings after the end of each month available to investors at www.saturna.com.

Availability of Proxy Voting Information

  A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (a) without charge, upon request, by calling Saturna Capital at 1-800 728-8762 (b) on the Funds’ website at www.saturna.com; and (c) on the SEC’s website at www.sec.gov.
  Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (a) without charge, upon request, by calling Saturna Capital at 1-800 728-8752; (b) on the Funds’ website at www.saturna.com; and (c) on the SEC’s website at www.sec.gov.

Privacy Statement

At Saturna Capital, we understand the importance to you in maintaining the privacy of your financial information. To that end, we want to assure you that we protect the confidentiality of any personal information you share with us.

We collect personal information about you from information we receive from you on applications and other forms and from transactions or trades placed with us. Please be assured that except to administer a transaction with an affiliated third party upon your request, we do not disclose any personal information about our customers, or our former customers, to anyone, except as may be required by law. We maintain our own technology resources to minimize the use of outside service providers.

Additionally, Saturna Capital restricts access to personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with regulations to guard your personal information. If you have further questions or concerns about the security or privacy of the information we receive from you, please call us at 800 / SATURNA.

(Graphic omitted)

This report is issued for the information of the shareowners of the Fund. It is not authorized for distribution to prospective investors unless it is accompanied or preceded by an effective prospectus relating to the securities of the Fund. Idaho Tax-Exempt Fund is a series of Saturna Investment Trust.

Saturna Capital
1300 N. State Street
Bellingham, WA 98225
www.saturna.com
(800) SATURNA

Submission of Matters to a Vote of Security Holders
Not applicable.

Controls and Procedures
Internal control over financial reporting is under the supervision of the principal executive and financial officers. On July 6, 2006, Mr. Nicholas Kaiser (President) and Mr. Christopher Fankhauser (Treasurer), reviewed the internal control procedures for Saturna Investment Trust and found them reasonable and adequate.

Exhibits
Exhibits included with this filing:

Certifications.

  Nicholas Kaiser, President, Saturna Investment Trust
  Christopher Fankhauser, Treasurer, Saturna Investment Trust

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
SATURNA INVESTMENT TRUST

By
/s/ Nicholas Kaiser
President
July 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Nicholas Kaiser
President
July 21, 2006

By:
/s/ Christopher Fankhauser
Treasurer
July 21, 2006